Allowance for Credit Losses on Loans (Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment) (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		¥ 816,374		¥ 750,071		¥ 700,959
Provision (credit) for credit losses on loans		188,437		95,897		52,827
Charge-offs		(272,985)	[1]	(48,044)	[1]	(46,323)
Recoveries		6,393		20,390		11,948
Net charge-offs		(266,591)		(27,654)		(34,376)
Others	[2]	18,940		(1,940)		30,660
Balance at end of fiscal year		757,159		816,374		750,071
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-offs		(254,000)		(24,000)
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	[3]	126,606		130,249		130,594
Provision (credit) for credit losses on loans	[3]	43,469		12,320		(26,061)
Charge-offs	[3]	(19,461)	[1]	(23,645)	[1]	(9,505)
Recoveries	[3]	603		9,622		4,561
Net charge-offs	[3]	(18,857)		(14,023)		(4,945)
Others	[2],[3]	18,639		(1,940)		30,660
Balance at end of fiscal year	[3]	169,856		126,606		130,249
Corporate | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		639,190		563,716		505,901
Provision (credit) for credit losses on loans		143,988		84,198		83,702
Charge-offs		(249,954)	[1]	(18,854)	[1]	(31,936)
Recoveries		5,108		10,130		6,049
Net charge-offs		(244,846)		(8,724)		(25,887)
Others	[2]	301		0		0
Balance at end of fiscal year		538,634		639,190		563,716
Retail | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		50,150		55,790		63,541
Provision (credit) for credit losses on loans		778		(732)		(4,208)
Charge-offs		(3,570)	[1]	(5,546)	[1]	(4,882)
Recoveries		682		639		1,338
Net charge-offs		(2,888)		(4,907)		(3,544)
Others	[2]	0		0		0
Balance at end of fiscal year		48,041		50,150		55,790
Sovereign | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		51		44		53
Provision (credit) for credit losses on loans		32		7		(9)
Charge-offs		0	[1]	0	[1]	0
Recoveries		0		0		0
Net charge-offs		0		0		0
Others	[2]	0		0		0
Balance at end of fiscal year		83		51		44
Banks and other financial institutions | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		377		273		870
Provision (credit) for credit losses on loans		168		105		(597)
Charge-offs		0	[1]	0	[1]	0
Recoveries		0		0		0
Net charge-offs		0		0		0
Others	[2]	0		0		0
Balance at end of fiscal year		¥ 546		¥ 377		¥ 273

[1]	Charge-offs increased by ¥224,941 million from the fiscal year ended March 31, 2025 to ¥272,985 million for the fiscal year ended March 31, 2026 due mainly to a downgrade in obligor rating at a domestic corporate borrower.
[2]	Others includes primarily foreign exchange translation.
[3]	The majority of total foreign consist of corporate.